UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      3/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS


ANNUAL
REPORT

MARCH 31, 2006

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

                        [LOGO OF HAWAIIAN TAX-FREE TRUST:
                        A PALM TREE IN FRONT OF A CIRCLE
                  WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA(SM) GROUP OF FUNDS

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PALM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                      "THE BENEFITS OF TAX-FREE INVESTING"

                                                                        May 2006

Dear Fellow Shareholder:

      As the name of your Trust clearly states, Hawaiian Tax-Free Trust is tax-free - free from Hawaii state and regular Federal income taxes.

      This tax-free status serves many purposes. It obviously provides you, and our other shareholders, with tax-free income. But, it also provides municipalities with an attractive motivator to help them raise revenue. Additionally, the projects funded by these tax-free securities enhance the quality of life for all community residents.

      Many individuals pay as much as 30% to 40% of their income in Federal and state taxes. Obviously, if you have to pay that much in taxes, it significantly reduces what you get to keep in your pocket.

BENEFITS TO INVESTORS

      As an investor seeking tax-free income, do you have to forego higher yields? Not necessarily.

      This chart assumes a 35% Federal and 8.25% state tax-rate and is for illustration purposes only; it does not represent past or future performance of any investment.

      The chart above shows that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As you can clearly see from the chart, you would have to earn 6.7% on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Hawaiian Tax-Free Trust provides you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

                        NOT A PART OF THE ANNUAL REPORT

BENEFITS TO MUNICIPALITIES

      As you are likely aware, states, counties, cities, towns, and other forms of municipalities issue tax-free bonds to raise monies. These issues generally take two forms - general obligation securities and revenue securities.

      General obligation municipal securities are primarily those securities used to finance the general needs of municipalities. General obligation securities are secured by the tax-raising power of the specific municipality in terms of its ability to pay interest and repay principal on a timely basis. Thus, these securities are considered to be "backed by the full faith and credit" of the issuer.

      Revenue securities are issued to finance specific projects, such as a hospital or airport. In this instance, the municipal issuer pledges the operating revenues derived from the specific project to pay the interest and repay the principal when due.

      In many cases, smaller municipalities would have difficulty selling these securities in the marketplace were it not for the added attractiveness of the tax-free status.

BENEFITS TO QUALITY OF LIFE

      The benefit you may not have considered - when you invested in the Trust - was that in the process of having the Trust provide you with tax-free income, it also provides help to a variety of others within your community and Hawaii. This is a benefit in which you can take real pride.

      Municipal bonds, such as those in which Hawaiian Tax-Free Trust invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into projects such as schools, roads, bridges, water facilities, pollution control, airports, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Hawaii grows, new and additional municipal projects are needed for the benefit of the citizens of Hawaii and the various communities throughout the state. In essence, your money invested in the Trust helps pay for that new school, road, airport, etc. that you and your neighbors now enjoy. So, as an investor in Hawaiian Tax-Free Trust, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for your family, friends, neighbors and future generations of Hawaiians.

SUMMARY

      So, the next time that you receive your statement from Hawaiian Tax-Free Trust, remember that the benefits that are reaped from your investment are more than just what is evident on that piece of paper.

                                        Sincerely,


/s/ Diana P. Herrmann                              /s/ Lacy B. Herrmann

Diana P. Herrmann                                  Lacy B. Herrmann
President                                          Founder and Chairman Emeritus

For certain investors, some dividends may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PALM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

                 SERVING HAWAII INVESTORS FOR NEARLY TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

ECONOMY

      Over the past year ended March 31, 2006, the US economy defied headwinds from rising petroleum prices, Gulf Coast hurricanes, and from an inverted yield curve to prove that US real Gross Domestic Product (GDP) growth, productivity growth and `well-anchored' inflationary expectations are all intact. In the end, long-term interest rates have risen just as expected for an economy approaching cruising speed, and short-term interest rates have risen just as expected given a removal of monetary policy accommodation, a transition to a neutral rate environment and a new Fed Chairman. Sector-specific problems in the auto complex and in homebuilding and residential real estate reflect idiosyncratic conditions, but we believe the corresponding adjustments in those industries will probably constrain 2006 US real GDP growth to remain around 3.0%, with core Consumer Price Index (CPI) inflation just above 2.0%, and the unemployment rate in the mid- to upper- 4% range, but under 5%. Bond market performance, consistent with the continuing rise in short and intermediate interest rates, produced a small gain for the fiscal year. Equity markets, on the other hand, experienced a strong advance as enthusiasm for stocks reflected investor confidence that profit growth will remain healthy in a world-wide economic growth pattern marked by limited inflation.

      Hawaii came through 2005 with a good head of steam but entered 2006 by finding out that more of its economic energy went up in inflation smoke. The Honolulu consumer price index measure posted a 4.5% inflation rate in the second half of 2005, on a year-over-year basis, eroding Hawaii real personal income growth right down to the 2 to 3% forecast range for the next several years. Hawaii payroll employment growth continued at a scorching 2.7% into the first quarter 2006, but rising housing costs, dependency on imported crude petroleum and labor markets showing an ultra-tight 2.5% unemployment rate almost certainly mean that the outlook for Hawaii's economy from this point forward is essentially capacity-constrained. In our view, Hawaii's eight year-long expansion in residential investment and residential construction probably will see median single-family home prices top out around $700,000 this year, with homebuilding volumes flattening in 2006 before declining in 2007. This year will be one of transition from positive to negative for residential investment. However, other construction segments that have remained sidelined look to be warming up. Office construction has been helped by rising office rents and falling vacancies, the latter now breaking back into the single-digits. Medium-term military construction and spending initiatives seem to be poised to benefit from ongoing strategic realignments benefiting rapid deployment jumping off points like Hawaii.

      Thus, Hawaii's forecast has a somewhat less robust character for the next two years than its actual experience the last two years, however, the forecast predicts growth nonetheless. Real Hawaii personal income growth will subside from 3.2% in 2005 (just under our 3.5% forecast), to 2.6% in 2006 and 2.4% in 2007. Decent macroeconomic conditions in the US mainland and Japan seem supportive of continued tourism growth although the pass-through of aviation fuel costs will eventually weigh on travel demand, as it has historically, and our forecasts for 3.5% visitor arrivals growth in 2006 and 3.1% in 2007 are looking somewhat optimistic in light of recent Hawaii bad weather and reputation effects from a resulting Waikiki sewage spill. Slower growth surely is better than no growth, particularly after eight years of economic expansion which will sustain a positive outlook for Hawaii bonds.

MUNICIPAL MARKET AND FUND PERFORMANCE

      During the 12 months ended March 31, 2006, the municipal bond markets responded to the continuing Federal Reserve operations to hike the short-term Fed Funds rate from 2.75% in March 2005 to 4.75% by March 2006. Municipal rates on the short end of the curve were higher by about 100 basis points; however at the long end of the municipal rate curve, rates were little changed and maybe lower by a few basis points. These changes represented continued yield curve "flattening" with short-term yield rising closer to long-term yields.

      Hawaiian Tax-Free Trust had a total return, without sales charges, of 1.79% for its Class A shares, 0.97% for Class C shares, and 1.99% for Class Y shares for the calendar year ending December 31, 2005. For the fiscal year ending March 31, 2006, the total return, without sales charges, was 2.19% for Class A shares, 1.37% for Class C shares, and 2.48% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Lehman Brothers Quality Intermediate Municipal Bond Index had a total return of 1.66% for the calendar year 2005 and 2.53% for the Trust's fiscal year.

OUTLOOK AND STRATEGY

      Reasonable economic growth where unemployment remains under 5% and inflationary expectations are controlled are positive for the financial market, particularly equities. Consumer confidence measures are at relatively high levels lifted by job creation, higher stock wealth, and still strong home values. It seems that the rise in commodity prices, particularly gasoline prices, have yet to impact consumers. While there is an expectation for an additional Fed Funds rate hike, the Federal Reserve is close to the end of that tightening regime. The end of short-term rate hikes will spell some relief for the bond markets. Potential low probability, high risk geopolitical events remain as market threats along with the continuing presence of Chinese exchange rate realignment to pressure the US dollar in currency markets.

      In managing Hawaiian Tax-Free Trust, we keep in mind the Trust's goal of maintaining a relatively high level of double tax-free income together with reasonable principal preservation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2006 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index (the "Lehman Index") and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[GRAPHIC OF A LINE CHART WITH THE FOLLOWING INFORMATION:]

TRUST'S CLASS A SHARES

                                                                       LEHMAN
                                                                       QUALITY
MONTH/YEAR                COST OF        WITHOUT         WITH       INTERMEDIATE
                          LIVING          SALES          SALES        MUNICIPAL
                          INDEX          CHARGE         CHARGE        BOND INDEX

MARCH - 96               $10,000        $10,000        $ 9,600        $10,000
MARCH - 97                10,276         10,458         10,041         10,453
MARCH - 98                10,417         11,448         10,991         11,336
MARCH - 99                10,597         12,034         11,554         11,994
MARCH - 00                10,996         11,919         11,444         12,114
MARCH - 01                11,317         13,082         12,561         12,963
MARCH - 02                11,484         13,508         12,969         13,786
MARCH - 03                11,830         14,579         13,997         15,095
MARCH - 04                12,036         15,491         14,873         15,824
MARCH - 05                12,415         15,579         14,957         15,951
MARCH - 06                12,832         15,931         14,296         16,355

                                   Average Annual Total Return
                                for periods ended March 31, 2006
                            -----------------------------------------
                                                              Since
                            1 Year     5 Years    10 Years  Inception
                            ------     -------    --------  ---------
Class A (2/20/85)
   With Sales Charge .....  (1.90)%     3.24%      4.34%      6.43%
   Without Sales Charge ..   2.19%      4.08%      4.77%      6.64%
Class C (4/01/96)
   With CDSC .............   0.36%      3.25%      3.89%      3.89%
   Without CDSC ..........   1.37%      3.25%      3.89%      3.89%
Class Y (4/01/96)
   No Sales Charge .......   2.48%      4.28%      5.17%      5.17%
Lehman Index .............   2.53%      4.25%      5.04%      5.99%* (Class A)
                                                              5.04%  (Class C&Y)

*     From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Dividend income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the years in the four year period ended March 31, 2005 have been audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 15, 2006

--------------------------------------------------------------------------------

                             HAWAIIAN TAX-FREE TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      MUNICIPAL BONDS (98.7%)                                        S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               HAWAII (93.7%)
               HAWAII GENERAL OBLIGATION BONDS (60.9%)
               City and County of Honolulu, Hawaii, Series A,
                  FGIC Insured
$  9,970,000   7.350%, 07/01/07 .....................................      Aaa/AAA       $ 10,420,744
   3,600,000   7.350%, 07/01/08 .....................................      Aaa/AAA          3,883,572
   1,715,000   6.000%, 01/01/11 .....................................      Aaa/AAA          1,879,434
       5,000   5.750%, 04/01/11 .....................................      Aaa/AAA              5,439
   1,580,000   6.000%, 01/01/12 .....................................      Aaa/AAA          1,751,604
   3,025,000   5.750%, 04/01/13 .....................................      Aaa/AAA          3,352,759
               City and County of Honolulu, Hawaii, Series A,
                  Prerefunded 09/01/06 @102, FGIC Insured
     440,000   5.625%, 09/01/14 .....................................      Aaa/AAA            452,566
               City and County of Honolulu, Hawaii Prerefunded-
                  1993 Series A, Escrowed to Maturity, FGIC -
                  TCRS Insured
   4,110,000   6.000%, 01/01/11 .....................................      Aaa/AAA          4,513,438
     920,000   6.000%, 01/01/12 .....................................      Aaa/AAA          1,022,920
               City and County of Honolulu, Hawaii 1994 Series A,
                  March 31, 2005 Escrowed to Maturity, FGIC Insured
   3,995,000   5.750%, 04/01/11 .....................................      Aaa/NR           4,361,142
     775,000   5.750%, 04/01/13 .....................................      Aaa/AAA            861,971
               City and County of Honolulu, Hawaii, Series A,
                  FSA Insured
   2,500,000   5.000%, 09/01/09 .....................................      Aaa/AAA          2,606,275
               City and County of Honolulu, Hawaii, Series A,
                  Prerefunded 09/01/11 @100, FSA Insured
   3,500,000   5.375%, 09/01/18 .....................................      Aaa/AAA          3,772,265
   2,000,000   5.125%, 09/01/20 .....................................      Aaa/AAA          2,131,340
               City and County of Honolulu, Hawaii, Series A,
                  MBIA Insured
   9,335,000   5.000%, 07/01/21 .....................................      Aaa/AAA          9,813,699
               City and County of Honolulu, Hawaii, Prerefunded
                  Series A, Escrowed to Maturity, MBIA Insured
     630,000   5.250%, 03/01/12 .....................................      Aaa/AAA            677,546

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                    S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               City and County of Honolulu, Hawaii, Prerefunded
                  03/01/13 @100, Series A, MBIA Insured
$  1,885,000   5.250%, 03/01/15 .....................................      Aaa/AAA       $  2,037,685
   2,885,000   5.250%, 03/01/16 .....................................      Aaa/AAA          3,118,685
   3,005,000   5.250%, 03/01/17 .....................................      Aaa/AAA          3,248,405
   1,255,000   5.250%, 03/01/18 .....................................      Aaa/AAA          1,356,655
               City and County of Honolulu, Hawaii Refunded -
                  1995 Series A, Escrowed to Maturity, MBIA Insured
   1,355,000   6.000%, 11/01/09 .....................................      Aaa/AAA          1,460,704
     860,000   6.000%, 11/01/09 .....................................      Aaa/AAA            927,089
   1,090,000   6.000%, 11/01/10 .....................................      Aaa/AAA          1,194,051
     410,000   6.000%, 11/01/10 .....................................      Aaa/AAA            449,139
               City and County of Honolulu, Hawaii, Unrefunded
                  Portion 2003- Series A, MBIA Insured
     370,000   5.250%, 03/01/12 .....................................      Aaa/AAA            396,714
   1,115,000   5.250%, 03/01/15 .....................................      Aaa/AAA          1,196,941
   1,715,000   5.250%, 03/01/16 .....................................      Aaa/AAA          1,839,972
   1,775,000   5.250%, 03/01/17 .....................................      Aaa/AAA          1,898,824
     745,000   5.250%, 03/01/18 .....................................      Aaa/AAA            795,124
               City and County of Honolulu, Hawaii, 2004 - Series A,
                  MBIA Insured, Prerefunded 07/01/14 @100
   4,655,000   5.000%, 07/01/16 .....................................      Aaa/AAA          4,985,458
               City and County of Honolulu, Hawaii,
                  2005-Series A, MBIA Insured
   7,650,000   5.000%, 07/01/18 .....................................      Aaa/AAA          8,102,115
   6,250,000   5.000%, 07/01/19 .....................................      Aaa/AAA          6,604,688
               City and County of Honolulu, Hawaii, Series B,
                  FGIC Insured
   7,310,000   5.500%, 10/01/11 .....................................      Aaa/AAA          7,920,458
               City and County of Honolulu, Hawaii, Series B,
                  MBIA Insured
   2,930,000   5.000%, 07/01/18 .....................................      Aaa/AAA          3,103,163
               City and County of Honolulu, Hawaii, Series B,
                  Prerefunded 11/01/07 @101, FGIC Insured
     930,000   5.000%, 11/01/13 .....................................      Aaa/AAA            959,221
   1,060,000   5.000%, 11/01/14 .....................................      Aaa/AAA          1,093,305
     530,000   5.000%, 11/01/16 .....................................      Aaa/AAA            546,653
   1,400,000   5.000%, 11/01/17 .....................................      Aaa/AAA          1,443,988

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                    S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               City and County of Honolulu, Hawaii, Series B,
                  Prerefunded 07/01/09 @101, FGIC Insured
$    600,000   5.125%, 07/01/11 .....................................      Aaa/AAA       $    632,106
   2,595,000   5.125%, 07/01/15 .....................................      Aaa/AAA          2,733,858
   4,490,000   5.000%, 07/01/19 .....................................      Aaa/AAA          4,713,288
   1,395,000   5.000%, 07/01/20 .....................................      Aaa/AAA          1,464,373
               City and County of Honolulu, Hawaii, Series C,
                  FGIC Insured
   7,750,000   5.125%, 07/01/14 .....................................      Aaa/AAA          8,128,355
   2,510,000   5.000%, 07/01/18 .....................................      Aaa/AAA          2,617,579
               City and County of Honolulu, Hawaii, Series C,
                  MBIA Insured
     740,000   5.000%, 07/01/18 .....................................      Aaa/AAA            783,734
   6,945,000   5.000%, 07/01/19 .....................................      Aaa/AAA          7,339,129
               City and County of Honolulu, Hawaii, Series D,
                  MBIA Insured
   1,100,000   5.000%, 07/01/14 .....................................      Aaa/AAA          1,174,107
   3,750,000   5.000%, 07/01/19 .....................................      Aaa/AAA          3,962,813
   6,450,000   5.000%, 07/01/20 .....................................      Aaa/AAA          6,795,849
   6,080,000   5.000%, 07/01/21 .....................................      Aaa/AAA          6,391,782
               City and County of Honolulu, Hawaii, Series F,
                  FGIC Insured
   5,335,000   5.250%, 07/01/20 .....................................      Aaa/AAA          5,743,021
               City and County of Honolulu, Hawaii, Water Utility
                  Refunding and Improvement, Escrowed to Maturity,
                  FGIC Insured
   1,125,000   6.000%, 12/01/12 .....................................      Aaa/AAA          1,265,760
   1,050,000   6.000%, 12/01/15 .....................................      Aaa/AAA          1,212,215
               County of Hawaii, Series A, CIFG Insured
   1,515,000   5.000%, 07/15/07 .....................................      Aaa/AAA          1,541,558
   1,595,000   5.000%, 07/15/08 .....................................      Aaa/AAA          1,643,328
   2,715,000   5.000%, 07/15/19 .....................................      Aaa/AAA          2,882,977
   2,850,000   5.000%, 07/15/20 .....................................      Aaa/AAA          3,016,582
               County of Hawaii, Series A, FGIC Insured
   1,700,000   5.450%, 05/01/07 .....................................      Aaa/AAA          1,732,742
   3,170,000   5.500%, 05/01/08 .....................................      Aaa/AAA          3,285,927

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                    S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               County of Hawaii, Series A, FGIC Insured (continued)
$  2,500,000   5.550%, 05/01/09 .....................................      Aaa/AAA       $  2,636,050
   4,905,000   5.600%, 05/01/11 .....................................      Aaa/AAA          5,315,745
   1,000,000   5.600%, 05/01/12 .....................................      Aaa/AAA          1,092,790
   1,000,000   5.600%, 05/01/13 .....................................      Aaa/AAA          1,100,270
   1,465,000   5.500%, 07/15/16 .....................................      Aaa/AAA          1,572,853
               County of Hawaii, Series A, FSA Insured
   1,000,000   5.375%, 05/15/13 .....................................      Aaa/AAA          1,055,260
   1,000,000   5.400%, 05/15/15 .....................................      Aaa/AAA          1,055,990
   1,000,000   5.000%, 07/15/16 .....................................      Aaa/AAA          1,054,150
   2,000,000   5.000%, 07/15/17 .....................................      Aaa/AAA          2,101,880
   1,470,000   5.625%, 05/15/18 .....................................      Aaa/AAA          1,564,594
   1,000,000   5.000%, 07/15/18 .....................................      Aaa/AAA          1,048,380
   1,000,000   5.625%, 05/15/19 .....................................      Aaa/AAA          1,063,440
               County of Kauai, Hawaii, Prerefunded 08/01/11
                  @100, MBIA Insured
     140,000   5.625%, 08/01/13 .....................................      NR/AAA             152,410
     560,000   5.625%, 08/01/14 .....................................      NR/AAA             609,638
     355,000   5.625%, 08/01/17 .....................................      NR/AAA             386,467
     345,000   5.625%, 08/01/18 .....................................      NR/AAA             375,581
     805,000   5.500%, 08/01/20 .....................................      NR/AAA             871,541
               County of Kauai, Hawaii, Unrefunded Portion,
                  MBIA Insured
     985,000   5.625%, 08/01/13 .....................................      NR/AAA           1,069,346
   1,060,000   5.625%, 08/01/14 .....................................      NR/AAA           1,149,178
     680,000   5.625%, 08/01/17 .....................................      NR/AAA             734,148
     655,000   5.625%, 08/01/18 .....................................      NR/AAA             706,182
   1,555,000   5.500%, 08/01/20 .....................................      NR/AAA           1,660,351
               County of Kauai, Hawaii, Series A, FGIC Insured
   1,000,000   5.000%, 08/01/23 .....................................      Aaa/AAA          1,047,760
               County of Kauai, Hawaii, 2005-Series A, FGIC Insured
   1,560,000   5.000%, 08/01/16 .....................................      Aaa/AAA          1,664,036
   2,010,000   5.000%, 08/01/17 .....................................      Aaa/AAA          2,136,047
   2,060,000   5.000%, 08/01/18 .....................................      Aaa/AAA          2,182,652
   1,075,000   5.000%, 08/01/19 .....................................      Aaa/AAA          1,136,458

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                    S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               County of Kauai, Hawaii, Series A, Prerefunded
                  08/01/10 @100, FGIC Insured
$  1,000,000   6.125%, 08/01/13 .....................................      Aaa/AAA       $  1,095,560
   1,010,000   6.250%, 08/01/14 .....................................      Aaa/AAA          1,111,515
   1,000,000   6.250%, 08/01/15 .....................................      Aaa/AAA          1,100,510
   1,000,000   6.250%, 08/01/16 .....................................      Aaa/AAA          1,100,510
   1,275,000   6.250%, 08/01/17 .....................................      Aaa/AAA          1,403,150
               County of Kauai, Hawaii Refunding Bonds,
                  Series A, MBIA Insured
   1,010,000   5.700%, 02/01/07 .....................................      Aaa/AAA          1,011,313
               County of Kauai, Hawaii Refunding Bonds,
                  Series B & C, AMBAC Insured
   1,355,000   5.900%, 08/01/08 .....................................      Aaa/AAA          1,423,753
     435,000   5.900%, 08/01/08 .....................................      Aaa/AAA            457,072
   1,300,000   5.950%, 08/01/10 .....................................      Aaa/AAA          1,414,140
               County of Maui, Hawaii, MBIA Insured
   4,000,000   5.000%, 03/01/17 .....................................      Aaa/AAA          4,241,640
   2,500,000   5.000%, 03/01/18 .....................................      Aaa/AAA          2,643,425
   1,105,000   5.000%, 03/01/19 .....................................      Aaa/AAA          1,165,874
               County of Maui, Hawaii, Series A, Prerefunded
                  09/01/07 @101, FGIC Insured
   1,130,000   5.250%, 09/01/13 .....................................      Aaa/AAA          1,166,827
   1,265,000   5.250%, 09/01/15 .....................................      Aaa/AAA          1,306,226
   1,335,000   5.250%, 09/01/16 .....................................      Aaa/AAA          1,378,508
               County of Maui, Hawaii, Series A, FGIC Insured,
                  Prerefunded 03/01/08 @101
     250,000   5.000%, 03/01/10 .....................................      Aaa/AAA            258,857
   1,200,000   5.125%, 03/01/14 .....................................      Aaa/AAA          1,245,264
   1,050,000   5.125%, 03/01/16 .....................................      Aaa/AAA          1,089,606
   2,590,000   5.250%, 03/01/18 .....................................      Aaa/AAA          2,693,600
               County of Maui, Hawaii, 2001 - Series A,
                  MBIA Insured
   1,000,000   5.500%, 03/01/18 .....................................      NR/AAA           1,066,170
               County of Maui, Hawaii, 2002 - Series A,
                  MBIA Insured
   1,105,000   5.250%, 03/01/15 .....................................      Aaa/AAA          1,178,770
   1,205,000   5.250%, 03/01/16 .....................................      Aaa/AAA          1,284,795

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                    S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               County of Maui, Hawaii, 2002 - Series A,
                  MBIA Insured (continued)
$  1,000,000   5.250%, 03/01/18 .....................................      Aaa/AAA       $  1,058,660
   1,750,000   5.250%, 03/01/19 .....................................      Aaa/AAA          1,849,837
   1,000,000   5.000%, 03/01/20 .....................................      Aaa/AAA          1,036,650
               County of Maui, Hawaii, Unrefunded Series A,
                  FGIC Insured
     750,000   5.000%, 03/01/10 .....................................      Aaa/AAA            774,892
               County of Maui, Hawaii, Series B, FGIC Insured
   1,065,000   5.250%, 03/01/11 .....................................      Aaa/AAA          1,134,949
               County of Maui, Hawaii, Series B, MBIA Insured
     825,000   5.375%, 09/01/13 .....................................      Aaa/AAA            893,846
               County of Maui, Hawaii Refunding Bonds, Series B,
                  MBIA Insured
   1,445,000   5.375%, 09/01/12 .....................................      Aaa/AAA          1,564,733
               County of Maui, Hawaii, Series C, FGIC Insured
   1,020,000   5.250%, 03/01/16 .....................................      Aaa/AAA          1,079,966
   1,000,000   5.250%, 03/01/17 .....................................      Aaa/AAA          1,058,340
   1,250,000   5.250%, 03/01/20 .....................................      Aaa/AAA          1,319,500
               State of Hawaii, Series BW, FSA Insured
                  Escrowed to maturity
   1,000,000   6.400%, 03/01/09 .....................................      Aaa/AAA          1,075,690
               State of Hawaii, Series BZ, FGIC Insured
   3,700,000   6.000%, 10/01/11 .....................................      Aaa/AAA          4,099,859
   3,500,000   6.000%, 10/01/12 .....................................      Aaa/AAA          3,917,795
               State of Hawaii, Series CA, FGIC Insured
   2,000,000   5.750%, 01/01/11 .....................................      Aaa/AAA          2,170,260
               State of Hawaii, Series CC
     590,000   5.125%, 02/01/07 .....................................      Aa2/AA-            597,192
               State of Hawaii, Series CH
   1,000,000   4.750%, 11/01/11 .....................................      Aa2/AA-          1,047,280
               State of Hawaii, Series CH, FGIC Insured
   5,000,000   6.000%, 11/01/07 .....................................      Aaa/AAA          5,182,450
   3,390,000   6.000%, 11/01/08 .....................................      Aaa/AAA          3,588,078
               State of Hawaii, Series CL, FGIC Insured
   2,305,000   6.000%, 03/01/11 .....................................      Aaa/AAA          2,533,149
               State of Hawaii, Series CM, FGIC Insured
   3,000,000   6.500%, 12/01/15 .....................................      Aaa/AAA          3,574,410

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                    S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               State of Hawaii, Series CN, FGIC Insured, Prerefunded
                  03/01/07 @102
$  4,000,000   5.250%, 03/01/10 .....................................      Aaa/AAA       $  4,137,440
   4,000,000   5.250%, 03/01/13 .....................................      Aaa/AAA          4,137,440
   3,000,000   5.500%, 03/01/14 .....................................      Aaa/AAA          3,109,680
   7,950,000   5.250%, 03/01/15 .....................................      Aaa/AAA          8,223,162
   1,000,000   5.250%, 03/01/17 .....................................      Aaa/AAA          1,034,360
               State of Hawaii, Series CP, Prerefunded to 10/01/07
                  @101, FGIC Insured
   3,565,000   5.000%, 10/01/13 .....................................      Aaa/AAA          3,673,126
   1,565,000   5.000%, 10/01/14 .....................................      Aaa/AAA          1,612,466
   3,565,000   5.000%, 10/01/15 .....................................      Aaa/AAA          3,673,126
   5,135,000   5.000%, 10/01/17 .....................................      Aaa/AAA          5,290,745
               State of Hawaii, Series CP, Unrefunded, FGIC Insured
   1,435,000   5.000%, 10/01/13 .....................................      Aaa/AAA          1,476,845
     630,000   5.000%, 10/01/14 .....................................      Aaa/AAA            648,371
   1,435,000   5.000%, 10/01/15 .....................................      Aaa/AAA          1,477,261
   2,060,000   5.000%, 10/01/17 .....................................      Aaa/AAA          2,119,452
               State of Hawaii, Series CR, MBIA Insured,
                  Prerefunded 04/01/08 @101
   1,000,000   5.250%, 04/01/13 .....................................      Aaa/AAA          1,041,300
   5,000,000   5.000%, 04/01/16 .....................................      Aaa/AAA          5,182,700
   9,600,000   5.000%, 04/01/17 .....................................      Aaa/AAA          9,950,784
               State of Hawaii, Series CS, MBIA Insured
   5,500,000   5.000%, 04/01/09 .....................................      Aaa/AAA          5,706,855
               State of Hawaii, Series CU, MBIA Insured
   1,250,000   5.750%, 10/01/08 .....................................      Aaa/AAA          1,313,425
   1,000,000   5.750%, 10/01/09 .....................................      Aaa/AAA          1,067,870
               State of Hawaii, Series CU, Prerefunded 10/01/10
                  @100, MBIA Insured
   3,000,000   5.600%, 10/01/19 .....................................      Aaa/AAA          3,232,470
               State of Hawaii, Series CV, FGIC Insured
  11,000,000   5.000%, 08/01/20 .....................................      Aaa/AAA         11,420,530
   5,000,000   5.250%, 08/01/21 .....................................      Aaa/AAA          5,291,750
   1,015,000   5.000%, 08/01/21 .....................................      Aaa/AAA          1,049,886

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                    S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               State of Hawaii, Series CX, FSA Insured
$  2,000,000   5.250%, 02/01/12 .....................................      Aaa/AAA       $  2,142,540
   8,725,000   5.500%, 02/01/13 .....................................      Aaa/AAA          9,450,047
     500,000   5.000%, 02/01/19 .....................................      Aaa/AAA            519,135
   2,500,000   5.500%, 02/01/21 .....................................      Aaa/AAA          2,690,225
               State of Hawaii, Series CY, FSA Insured
   1,000,000   5.500%, 02/01/12 .....................................      Aaa/AAA          1,084,190
   2,000,000   5.750%, 02/01/15 .....................................      Aaa/AAA          2,245,260
               State of Hawaii, Series CZ, Prerefunded to 07/01/12
                  @100, FSA Insured
   1,255,000   5.250%, 07/01/16 .....................................      NR/AAA           1,351,547
               State of Hawaii, Series CZ, Unrefunded, FSA Insured
   8,135,000   5.250%, 07/01/16 .....................................      NR/AAA           8,677,198
               State of Hawaii, Series CZ, FSA Insured
   1,500,000   5.250%, 07/01/12 .....................................      Aaa/AAA          1,613,670
   3,000,000   5.250%, 07/01/18 .....................................      Aaa/AAA          3,184,650
               State of Hawaii, Series CZ, FSA Insured Prerefunded
                  to 07/01/12 @ 100
   3,000,000   5.250%, 07/01/17 .....................................      Aaa/AAA          3,230,790
               State of Hawaii, Series DD, Prerefunded to 05/01/14
                  @100, MBIA Insured
   2,530,000   5.000%, 05/01/18 .....................................      Aaa/AAA          2,710,212
               State of Hawaii, Series DD, Unrefunded, MBIA Insured
   1,470,000   5.000%, 05/01/18 .....................................      Aaa/AAA          1,547,704
               State of Hawaii, Series DE, MBIA Insured
   5,000,000   5.000%, 10/01/21 .....................................      Aaa/AAA          5,239,450
               Hawaii State Series DF, AMBAC Insured
   3,500,000   5.000%, 07/01/23 .....................................      Aaa/AAA          3,665,900
               Hawaii State Series DG, AMBAC Insured, Refunding
   5,000,000   5.000%, 07/01/09 .....................................      Aaa/AAA          5,202,600
               Hawaii State Series DI, FSA Insured
   2,500,000   5.000%, 03/01/15 .....................................      Aaa/AAA          2,670,200
   5,000,000   5.000%, 03/01/20 .....................................      Aaa/AAA          5,300,400
   2,750,000   5.000%, 03/01/21 .....................................      Aaa/AAA          2,899,297
   5,000,000   5.000%, 03/01/22 .....................................      Aaa/AAA          5,259,100
                                                                                         ------------
                                                                                          438,739,811
                                                                                         ------------

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII REVENUE BONDS (32.8%)                                   S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               Board of Regents, University of Hawaii, University
                  System, Series A, FGIC Insured
$  1,805,000   5.500%, 07/15/14 .....................................      Aaa/AAA       $  1,958,046
   1,090,000   5.500%, 07/15/16 .....................................      Aaa/AAA          1,184,318
   2,000,000   5.500%, 07/15/19 .....................................      Aaa/AAA          2,164,960
   2,000,000   5.500%, 07/15/21 .....................................      Aaa/AAA          2,162,660
   2,000,000   5.500%, 07/15/22 .....................................      Aaa/AAA          2,156,900
   3,000,000   5.500%, 07/15/29 .....................................      Aaa/AAA          3,206,220
               Board of Regents, University of Hawaii, University
                  System, Series B, FSA Insured
   1,110,000   5.250%, 10/01/12 .....................................      Aaa/AAA          1,183,393
   1,000,000   5.250%, 10/01/13 .....................................      Aaa/AAA          1,064,090
   1,140,000   5.250%, 10/01/14 .....................................      Aaa/AAA          1,206,143
   1,395,000   5.250%, 10/01/15 .....................................      Aaa/AAA          1,482,285
               City and County of Honolulu, Hawaii Board of
                  Water Supply & System, FSA Insured
     620,000   5.500%, 07/01/15 .....................................      Aaa/AAA            665,341
   3,000,000   5.125%, 07/01/21 .....................................      Aaa/AAA          3,156,450
   5,450,000   5.250%, 07/01/23 .....................................      Aaa/AAA          5,776,728
               City and County Board of Honolulu, Hawaii Water
                  Supply, Series A, FGIC Insured
     700,000   4.750%, 07/01/15 .....................................      Aaa/AAA            732,998
               City and County of Honolulu, Hawaii Board of
                  Water Supply & System, Series A, FGIC Insured
     600,000   4.000%, 07/01/13 .....................................      Aaa/AAA            601,470
   1,365,000   4.000%, 07/01/14 .....................................      Aaa/AAA          1,362,079
   2,700,000   4.750%, 07/01/16 .....................................      Aaa/AAA          2,815,749
   2,805,000   4.750%, 07/01/17 .....................................      Aaa/AAA          2,915,293
   2,970,000   4.750%, 07/01/18 .....................................      Aaa/AAA          3,078,405
   3,095,000   4.750%, 07/01/19 .....................................      Aaa/AAA          3,201,437
   3,265,000   4.750%, 07/01/20 .....................................      Aaa/AAA          3,368,109
   1,230,000   5.000%, 07/01/21 .....................................      Aaa/AAA          1,287,380
               City and County of Honolulu, Hawaii Improvement
                  District No. 261 (Halawa Business Park),
                  Special Assessment Bonds
     290,000   6.900%, 10/15/06 .....................................      NR/NR1             293,367

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII REVENUE BONDS (CONTINUED)                               S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               City and County of Honolulu, Hawaii Wastewater
                  Systems, FGIC Insured
$  1,395,000   5.000%, 07/01/12 .....................................      Aaa/NR        $  1,459,142
               City and County of Honolulu, Hawaii Wastewater
                  Systems, Series A, FGIC Insured
   3,950,000   5.000%, 07/01/16 .....................................      Aaa/AAA          4,195,887
   1,000,000   5.000%, 07/01/17 .....................................      Aaa/AAA          1,058,320
   2,825,000   5.000%, 07/01/22 .....................................      Aaa/AAA          2,952,351
               City and County of Honolulu, Hawaii Wastewater
                  Systems, Junior Series, FGIC Insured
   1,000,000   5.250%, 07/01/15 .....................................      Aaa/AAA          1,053,220
   2,400,000   5.250%, 07/01/16 .....................................      Aaa/AAA          2,527,728
   2,000,000   5.250%, 07/01/18 .....................................      Aaa/AAA          2,107,060
   5,055,000   5.000%, 07/01/23 .....................................      Aaa/AAA          5,255,987
               City and County of Honolulu, Hawaii Wastewater
                  Systems, Senior Series, AMBAC Insured
   1,810,000   5.500%, 07/01/11 .....................................       Aaa/NR          1,957,497
   1,065,000   5.500%, 07/01/16 .....................................       Aaa/NR          1,140,796
   3,000,000   5.500%, 07/01/17 .....................................       Aaa/NR          3,207,660
   2,310,000   5.500%, 07/01/18 .....................................       Aaa/NR          2,466,526
   2,000,000   5.250%, 07/01/19 .....................................       Aaa/NR          2,118,920
               Department of Budget and Finance of the State of
                  Hawaii (Chaminade University, Honolulu),
                  Radian Insured
   1,000,000   5.000%, 01/01/26 .....................................       NR/NR2          1,034,220
               Department of Budget and Finance of the State of
                  Hawaii (Mid Pacific Institute), Radian Insured
   2,000,000   4.625%, 01/01/31 .....................................       NR/AA           1,958,000
   1,210,000   4.625%, 01/01/36 .....................................       NR/AA           1,172,841
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (Hawaiian Electric
                  Company, Inc.), Series A, AMBAC Insured
   4,965,000   5.500%, 12/01/14 .....................................      Aaa/AAA          5,288,271
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (Hawaiian Electric
                  Company, Inc.), Series A, MBIA Insured
   4,125,000   4.950%, 04/01/12 .....................................      Aaa/AAA          4,361,115

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII REVENUE BONDS (CONTINUED)                               S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (Hawaiian Electric
                  Company, Inc.) Refunding Series A-AMT,
                  FGIC Insured
$  3,000,000   4.800%, 01/01/25 .....................................      Aaa/AAA       $  2,996,100
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (Hawaiian Electric
                  Company, Inc., and Subsidiaries Projects),
                  Series A-AMT, MBIA Insured
   5,700,000   5.650%, 10/01/27 .....................................      Aaa/AAA          6,134,682
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (Hawaiian Electric
                  Company, Inc., and Subsidiaries Projects),
                  Series B-AMT, XL Capital Insured
   1,000,000   5.000%, 12/01/22 .....................................      Aaa/AAA          1,023,670
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (Hawaiian Electric
                  Company, Inc.), Series D-AMT, AMBAC Insured
   2,500,000   6.150%, 01/01/20 .....................................      Aaa/AAA          2,673,150
               Department of Budget and Finance of the State of
                  Hawaii (North Hawaii Community Hospital)
                  Special Purpose , VRDO3 Enhancement LOC -
                  First Hawaiian Bank expiring 05/26/09
   1,675,000   3.240%, 05/01/19 .....................................     VMIG1/Aa3         1,675,000
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (The Evangelical Lutheran
                  Good Samaritan Society), AMBAC Insured
     250,000   4.700%, 11/01/06 .....................................      Aaa/AAA            251,522
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (The Queen's Health
                  System), Series A, Prerefunded 07/01/06 @ 102
   8,625,000   6.000%, 07/01/20 .....................................       A1/A+           8,848,129
               Department of Budget and Finance of the State of
                  Hawaii Special Purpose (The  Queen's Health
                  System), Series B, MBIA Insured Prerefunded to
                  07/01/08 @ 102
   8,000,000   5.250%, 07/01/23 .....................................      Aaa/AAA          8,360,160

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII REVENUE BONDS (CONTINUED)                               S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               Department of Hawaiian Home Lands (State of Hawaii)
$  1,310,000   4.150%, 07/01/08 .....................................       A3/NR        $  1,310,210
   1,525,000   4.350%, 07/01/10 .....................................       A3/NR           1,538,435
   1,245,000   4.450%, 07/01/11 .....................................       A3/NR           1,259,305
               Housing Finance and Development Corporation
                  (State of Hawaii) Single Family Mortgage,
                  Series A-AMT, FNMA Insured
   2,800,000   5.300%, 07/01/22 .....................................      Aaa/AAA          2,862,384
   4,925,000   5.750%, 07/01/30 .....................................      Aaa/AAA          4,967,059
   1,015,000   5.400%, 07/01/30 .....................................      Aaa/AAA          1,043,511
               Housing Finance and Development Corporation
                  (State of Hawaii) Single Family Mortgage,
                  Series B, FNMA Insured
   9,350,000   5.450%, 07/01/17 .....................................      Aaa/AAA          9,573,745
   6,800,000   5.300%, 07/01/28 .....................................      Aaa/AAA          6,983,532
               Housing Finance and Development Corporation
                  (State of Hawaii) University of Hawaii Faculty
                  Housing Project, AMBAC Insured
   2,125,000   5.650%, 10/01/16 .....................................      Aaa/AAA          2,148,503
   4,000,000   5.700%, 10/01/25 .....................................      Aaa/AAA          4,044,320
               State of Hawaii Airport System, AMT, FGIC Insured
   4,000,000   5.750%, 07/01/17 .....................................      Aaa/AAA          4,288,560
   6,000,000   5.625%, 07/01/18 .....................................      Aaa/AAA          6,374,700
   6,000,000   5.250%, 07/01/21 .....................................      Aaa/AAA          6,207,540
               State of Hawaii Airport System, AMT, Second Series,
                  Escrowed to Maturity, MBIA Insured
   6,455,000   6.900%, 07/01/12 .....................................      Aaa/AAA          7,127,869
               State of Hawaii Airport System, Series B-AMT,
                  FGIC Insured
   3,000,000   8.000%, 07/01/10 .....................................      Aaa/AAA          3,454,500
               State of Hawaii Airport System , Series B-AMT,
                  FGIC Insured, Refunding
   6,095,000   6.500%, 07/01/14 .....................................      Aaa/AAA          6,727,234
               State of Hawaii Harbor Capital Improvement, AMT,
                  MBIA Insured
   3,850,000   5.750%, 07/01/17 .....................................      Aaa/AAA          4,001,305
               State of Hawaii Harbor Capital Improvement,
                  Series B-AMT, AMBAC Insured
   3,000,000   5.500%, 07/01/19 .....................................      Aaa/AAA          3,186,510

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII REVENUE BONDS (CONTINUED)                               S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               State of Hawaii Harbor System, Series A-AMT,
                  FSA Insured
$  2,000,000   5.750%, 07/01/17 .....................................      Aaa/AAA       $  2,137,460
   1,500,000   5.900%, 07/01/21 .....................................      Aaa/AAA          1,612,350
               State of Hawaii Harbor System, Series B-AMT,
                  FSA Insured
     870,000   5.000%, 01/01/07 .....................................      Aaa/AAA            877,804
   3,275,000   4.500%, 01/01/09 .....................................      Aaa/AAA          3,328,808
   2,000,000   5.000%, 01/01/11 .....................................      Aaa/AAA          2,088,080
               State of Hawaii Highway, FGIC Insured,
                  Prerefunded 07/01/06 @102
   2,000,000   5.250%, 07/01/16 .....................................      Aaa/AAA          2,048,480
               State of Hawaii Highway, FSA Insured
     825,000   4.800%, 07/01/08 .....................................      Aaa/AAA            846,070
               State of Hawaii Highway, FSA Insured
     750,000   3.000%, 07/01/09 .....................................      Aaa/AAA            728,220
   1,500,000   3.000%, 07/01/11 .....................................      Aaa/AAA          1,426,140
               State of Hawaii Highway, Series A, FSA Insured
   1,000,000   5.000%, 07/01/20 .....................................      Aaa/AAA          1,053,620
               State of Hawaii Highway, Callable 07/01/10 @100,
                  FSA Insured
   2,000,000   4.500%, 07/01/10 .....................................      Aaa/AAA          2,059,760
   2,000,000   4.500%, 07/01/11 .....................................      Aaa/AAA          2,068,720
               State of Hawaii Highway, FSA Insured,
                  Prerefunded 07/01/11 @100
     250,000   5.125%, 07/01/14 .....................................      Aaa/AAA            263,742
   2,720,000   5.500%, 07/01/19 .....................................      Aaa/AAA          2,909,176
   1,110,000   5.500%, 07/01/20 .....................................      Aaa/AAA          1,187,201
               State of Hawaii Highway Prerefunded 07/01/11
                  @100, FSA Insured
     500,000   5.250%, 07/01/13 .....................................      Aaa/AAA            536,080
   1,530,000   5.375%, 07/01/14 .....................................      Aaa/AAA          1,649,432
   1,000,000   5.375%, 07/01/19 .....................................      Aaa/AAA          1,078,060
   2,000,000   5.375%, 07/01/20 .....................................      Aaa/AAA          2,156,120
               State of Hawaii Housing & Community
                  Development, FSA Insured
     910,000   2.900%, 01/01/09 .....................................       Aaa/NR            889,571
     895,000   3.400%, 01/01/11 .....................................       Aaa/NR            879,105
     670,000   3.450%, 07/01/11 .....................................       Aaa/NR            662,060

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      HAWAII REVENUE BONDS (CONTINUED)                               S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               State of Hawaii Housing & Community
                  Development, FSA Insured (continued)
$    925,000   3.600%, 01/01/12 .....................................       Aaa/NR       $    918,802
     960,000   3.600%, 07/01/12 .....................................       Aaa/NR            952,013
   1,055,000   3.700%, 07/01/13 .....................................       Aaa/NR          1,045,041
                                                                                         ------------
                                                                                          236,802,912
                                                                                         ------------
               PUERTO RICO (5.0%)
               ------------------------------------------------------
               Puerto Rico Commonwealth Aqueduct and Sewer
                  Authority Revenue Bonds, MBIA Insured
   2,500,000   5.000%, 07/01/15 .....................................      Aaa/AAA          2,546,425
               Puerto Rico Commonwealth Government Facilities
                  Revenue Bonds, Series A, FSA Insured
   1,600,000   5.250%, 07/01/19 .....................................       NR/AAA          1,765,744
               Puerto Rico Commonwealth Highway &
                  Transportation Authority Revenue Bonds, Series J,
                  Callable 07/01/14 @100, MBIA Insured
   5,745,000   5.000%, 07/01/17 .....................................      Aaa/AAA          6,115,438
               Puerto Rico Commonwealth Public Finance Corp.
                  Revenue Bonds, Series A, Prerefunded 08/01/11
                  @100, MBIA Insured
   5,000,000   5.500%, 08/01/17 .....................................      Aaa/AAA          5,425,850
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds, Series A, FGIC Insured
   4,000,000   5.500%, 07/01/13 .....................................      Aaa/AAA          4,402,640
   2,000,000   5.500%, 07/01/16 .....................................      Aaa/AAA          2,237,400
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds, Series A, FSA Insured
   5,000,000   5.000%, 07/01/16 .....................................      Aaa/AAA          5,336,850
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds, MBIA Insured
   1,800,000   5.250%, 07/01/13 .....................................      Aaa/AAA          1,904,076
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds, Series A, MBIA Insured
   1,000,000   5.500%, 07/01/15 .....................................       NR/AAA          1,109,140
               Puerto Rico Municipal Finance Agency Public
                  Improvement General Obligation Bonds,
                  Series A, FSA Insured
   3,900,000   5.000%, 08/01/20 .....................................      Aaa/AAA          4,153,890

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      PUERTO RICO (CONTINUED)                                        S&P           VALUE
------------   ------------------------------------------------------      --------      ------------
               Puerto Rico Commonwealth Public Improvement
                  General Obligation Bonds, Series CR, FSA Insured
$  1,060,000   5.250%, 07/01/17 .....................................      Aaa/AAA       $  1,167,823
                                                                                         -------------
                                                                                           36,165,276
                                                                                         -------------

               Total Investments (Cost $692,932,642)(4) .............       98.7%          711,707,999
               Other assets less liabilities ........................        1.3             9,295,810
                                                                           -----         -------------
               Net Assets ...........................................      100.0%        $ 721,003,809
                                                                           =====         =============

                                                                      Percent of
            Portfolio Distribution by Quality Rating (unaudited)       Portfolio
            ------------------------------------------------------    ----------
            Aaa of Moody's and/or AAA of S&P.                            97.1%
            Aa of Moody's and/or AA of S&P.                               0.9
            A of Moody's and/or S&P.                                      1.8
            Not rated (2)                                                 0.2
                                                                        -----
                                                                        100.0%
                                                                        =====

               (1) Any  securities  not rated (NR) have been  determined  by the
                   Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

               (2) Rated AA by Fitch.

               (3) Variable  rate demand  obligations  (VRDOs) are payable  upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

               (4) See footnote 4 to the financial statements.

               PORTFOLIO ABBREVIATIONS:
               ------------------------
               AMBAC - American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax
               CIFG - CIFG Assurance Co.
               FGIC - Financial Guaranty Insurance Co.
               FNMA - Federal National Mortgage Association
               FSA - Financial Securities Assurance
               LOC - Letter of Credit
               MBIA - Municipal Bond Investors Assurance
               TCRS - Transferable Custodial Receipts
               VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006

ASSETS
   Investments at value (cost $692,932,642) ...........................................    $711,707,999
   Cash ...............................................................................       1,227,457
   Interest receivable ................................................................       9,578,640
   Receivable for Trust shares sold ...................................................         339,533
   Other assets .......................................................................          25,385
                                                                                           ------------
   Total assets .......................................................................     722,879,014
                                                                                           ------------
LIABILITIES
   Dividends payable ..................................................................         628,522
   Payable for Trust shares redeemed ..................................................         562,177
   Distribution and service fees payable ..............................................         275,614
   Adviser and Administrator fees payable .............................................         245,774
   Accrued expenses ...................................................................         163,118
                                                                                           ------------
   Total liabilities ..................................................................       1,875,205
                                                                                           ------------
NET ASSETS ............................................................................    $721,003,809
                                                                                           ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    636,940
   Additional paid-in capital .........................................................     698,931,357
   Net unrealized appreciation on investments (note 4) ................................      18,775,357
   Accumulated net realized gain on investments .......................................         569,372
   Undistributed net investment income ................................................       2,090,783
                                                                                           ------------
                                                                                           $721,003,809
                                                                                           ============

CLASS A
   Net Assets .........................................................................    $665,875,742
                                                                                           ============
   Capital shares outstanding .........................................................      58,824,050
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      11.32
                                                                                           ============
   Offering price per share (100/96 of $11.32 adjusted to nearest cent) ...............    $      11.79
                                                                                           ============

CLASS C
   Net Assets .........................................................................    $ 36,655,202
                                                                                           ============
   Capital shares outstanding .........................................................       3,240,418
                                                                                           ============
   Net asset value and offering price per share .......................................    $      11.31
                                                                                           ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      11.31*
                                                                                           ============

CLASS Y
   Net Assets .........................................................................    $ 18,472,865
                                                                                           ============
   Capital shares outstanding .........................................................       1,629,517
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      11.34
                                                                                           ============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED ENDED MARCH 31, 2006

Investment Income:
   Interest income .........................................                      $  33,192,065
Expenses:

   Investment Adviser fees (note 3) ........................  $   1,031,161
   Administrator fees (note 3) .............................      1,915,025
   Distribution and service fees (note 3) ..................      1,726,146
   Transfer and shareholder servicing agent fees ...........        421,174
   Trustees' fees and expenses (note 8) ....................        144,358
   Shareholders' reports and proxy statements ..............        126,897
   Legal fees (note 3) .....................................        125,467
   Custodian fees ..........................................         74,549
   Insurance ...............................................         69,264
   Registration fees and dues ..............................         33,575
   Auditing and tax fees ...................................         22,648
   Chief compliance officer (note 3) .......................          5,044
   Miscellaneous ...........................................         43,634
                                                              -------------
                                                                  5,738,942
   Expenses paid indirectly (note 6) .......................        (68,448)
                                                              -------------
   Net expenses ............................................                          5,670,494
                                                                                  -------------
   Net investment income ...................................                         27,521,571

Realized and Unrealized Gain (Loss) on Investments:

   Net realized gain (loss) from securities transactions ...        569,433
   Change in unrealized appreciation on investments ........    (12,134,913)
                                                              -------------
   Net realized and unrealized gain (loss) on investments ..                        (11,565,480)
                                                                                  -------------
   Net change in net assets resulting from operations ......                      $  15,956,091
                                                                                  =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                Year Ended          Year Ended
                                                              March 31, 2006      March 31, 2005
                                                              --------------      --------------
OPERATIONS:
   Net investment income ...................................  $  27,521,571       $  28,686,242
   Net realized gain (loss) from securities transactions ...        569,433           1,286,593
   Change in unrealized appreciation on investments ........    (12,134,913)        (20,663,429)
                                                              -------------       -------------
   Net change in net assets resulting from operations ......     15,956,091           9,309,406
                                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ...................................    (25,641,795)        (26,594,626)
   Net realized gain on investments ........................       (424,504)         (1,165,988)

   Class C Shares:
   Net investment income ...................................     (1,087,576)         (1,158,762)
   Net realized gain on investments ........................        (22,878)            (65,029)

   Class Y Shares:
   Net investment income ...................................       (791,736)           (926,612)
   Net realized gain on investments ........................        (11,663)            (37,109)
                                                              -------------       -------------
   Change in net assets from distributions .................    (27,980,152)        (29,948,126)
                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...............................     55,348,246          62,021,734
   Reinvested dividends and distributions ..................     15,434,343          17,008,650
   Cost of shares redeemed .................................    (77,015,557)        (74,491,462)
                                                              -------------       -------------
   Change in net assets from capital share transactions ....     (6,232,968)          4,538,922
                                                              -------------       -------------
      Change in net assets .................................    (18,257,029)        (16,099,798)

NET ASSETS:
   Beginning of period .....................................    739,260,838         755,360,636
                                                              -------------       -------------
   End of period* ..........................................  $ 721,003,809       $ 739,260,838
                                                              =============       =============

   * Includes undistributed net investment income of: ......  $   2,090,783       $   2,090,319
                                                              =============       =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2006

1. ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2006.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 2006, service fees on Class A Shares amounted to $1,359,974 of which the Distributor retained $82,680.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2006, amounted to $274,629. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2006, amounted to $91,543. The total of these payments made with respect to Class C Shares amounted to $366,172 of which the Distributor retained $80,316.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the year ended March 31, 2006, total commissions on sales of Class A Shares amounted to $1,091,800, of which the Distributor received $106,470.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2006, the Trust incurred $120,986 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended March 31, 2006, purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $159,187,951  and  $161,547,068,
respectively.

      At March 31, 2006 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $21,875,778 and gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,100,421 for a net unrealized appreciation of $18,775,357. The tax cost of the Trust's securities at March 31, 2006 equaled $692,932,642.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                                 Year Ended                                  Year Ended
                                                               March 31, 2006                               March 31, 2005
                                                      ---------------------------------           ---------------------------------
                                                        Shares                Amount                Shares                Amount
                                                      -----------          ------------           -----------          ------------
CLASS A SHARES:
   Proceeds from shares sold ...............            3,926,945          $ 45,218,301             4,327,393          $ 50,338,345
   Reinvested distributions ................            1,260,039            14,507,021             1,374,724            16,002,996
   Cost of shares redeemed .................           (5,540,604)          (63,720,316)           (5,178,326)          (60,145,678)
                                                      -----------          ------------           -----------          ------------
   Net change ..............................             (353,620)           (3,994,994)              523,791             6,195,663
                                                      -----------          ------------           -----------          ------------
CLASS C SHARES:
   Proceeds from shares sold ...............              668,607             7,668,853               808,399             9,429,910
   Reinvested distributions ................               52,402               603,838                56,505               657,317
   Cost of shares redeemed .................             (750,126)           (8,622,247)             (823,950)           (9,543,036)
                                                      -----------          ------------           -----------          ------------
      Net change ...........................              (29,117)             (349,556)               40,954               544,191
                                                      -----------          ------------           -----------          ------------
CLASS Y SHARES:
   Proceeds from shares sold ...............              213,435             2,461,092               193,962             2,253,479
   Reinvested distributions ................               28,085               323,484                29,901               348,337
   Cost of shares redeemed .................             (407,103)           (4,672,994)             (410,603)           (4,802,748)
                                                      -----------          ------------           -----------          ------------
      Net change ...........................             (165,583)           (1,888,418)             (186,740)           (2,200,932)
                                                      -----------          ------------           -----------          ------------
Total transactions in Trust shares .........             (548,320)         $ (6,232,968)              378,005          $  4,538,922
                                                      ===========          ============           ===========          ============

8. TRUSTEES' FEES AND EXPENSES

      At March 31, 2006 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended March

31, 2006 was $126,550, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended March 31, 2006, such meeting-related expenses amounted to $17,808.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

The tax character of distributions:

                                                      Year Ended March 31,
                                                  2006                  2005
                                               -----------           -----------
Net tax-exempt income                          $27,503,747           $28,668,394
Ordinary income                                     17,360                11,607
Long term capital gain                             459,045             1,268,125
                                               -----------           -----------
                                               $27,980,152           $29,948,126
                                               ===========           ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the deferral of losses incurred after October 31, 2005.

      As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                           $   875,012
      Unrealized appreciation                                         18,469,717
      Undistributed tax-exempt income                                  2,090,783
                                                                     -----------
                                                                     $21,435,512
                                                                     ===========

      As of March 31, 2006 there were post-October capital loss deferrals of $305,640 which will be recognized in the following year.

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for Hawaiian Tax-Free Trust. On July 27, 2005 KPMG LLP declined to stand for re-election as the principal accountants of the Trust and Tait, Weller & Baker LLP was engaged as the principal accountants to audit the Trust's financial statements for the fiscal year of 2006. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Trust's financial statements as of and for the years ended March 31, 2005 and 2004 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended March 31, 2005 and 2004 and the subsequent interim period through the opinion date of May 23, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               Class A
                                                                   ---------------------------------------------------------------
                                                                                          Year Ended March 31,
                                                                   ---------------------------------------------------------------
                                                                     2006          2005          2004          2003          2002
                                                                   -------       -------       -------       -------       -------
Net asset value, beginning of period                               $ 11.51       $ 11.83       $ 11.73       $ 11.26       $ 11.37
                                                                   -------       -------       -------       -------       -------
Income (loss) from investment operations:
   Net investment income + ...................................        0.43          0.45          0.46          0.48          0.51
   Net gain (loss) on securities (both realized and
     unrealized) .............................................       (0.18)        (0.30)         0.10          0.47         (0.10)
                                                                   -------       -------       -------       -------       -------
   Total from investment operations ..........................        0.25          0.15          0.56          0.95          0.41
                                                                   -------       -------       -------       -------       -------
Less distributions (note 10):
   Dividends from net investment income ......................       (0.43)        (0.45)        (0.46)        (0.48)        (0.52)
   Distributions from capital gains ..........................       (0.01)        (0.02)           --            --            --
                                                                   -------       -------       -------       -------       -------
   Total distributions .......................................       (0.44)        (0.47)        (0.46)        (0.48)        (0.52)
                                                                   -------       -------       -------       -------       -------
Net asset value, end of period ...............................     $ 11.32       $ 11.51       $ 11.83       $ 11.73       $ 11.26
                                                                   =======       =======       =======       =======       =======
Total return (not reflecting sales charge) ...................        2.19%         1.33%         4.83%         8.57%         3.62%
Ratios/supplemental data
   Net assets, end of period (in millions) ...................     $   666       $   681       $   694       $   675       $   625
   Ratio of expenses to average net assets ...................        0.74%         0.74%         0.73%         0.71%         0.72%
   Ratio of net investment income to average
      net assets .............................................        3.76%         3.90%         3.89%         4.15%         4.51%
   Portfolio turnover rate ...................................          22%           10%            8%            5%           13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...................        0.74%         0.74%         0.72%         0.70%         0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                           Class C
                                                                                      Year Ended March 31,
                                                            ----------------------------------------------------------------------
                                                             2006            2005            2004            2003            2002
                                                            ------          ------          ------          ------          ------
Net asset value, beginning of period ...............        $11.50          $11.82          $11.73          $11.26          $11.36
                                                            ------          ------          ------          ------          ------
Income (loss) from investment operations:
   Net investment income + .........................          0.34            0.36            0.36            0.38            0.41
   Net gain (loss) on securities (both
     realized and unrealized) ......................         (0.18)          (0.30)           0.09            0.48           (0.08)
                                                            ------          ------          ------          ------          ------
   Total from investment operations ................          0.16            0.06            0.45            0.86            0.33
                                                            ------          ------          ------          ------          ------
Less distributions (note 10):
   Dividends from net investment income ............         (0.34)          (0.36)          (0.36)          (0.39)          (0.43)
   Distributions from capital gains ................         (0.01)          (0.02)             --              --              --
                                                            ------          ------          ------          ------          ------
   Total distributions .............................         (0.35)          (0.38)          (0.36)          (0.39)          (0.43)
                                                            ------          ------          ------          ------          ------
Net asset value, end of period .....................        $11.31          $11.50          $11.82          $11.73          $11.26
                                                            ======          ======          ======          ======          ======
Total return (not reflecting sales charge) .........          1.37%           0.53%           3.91%           7.70%           2.91%
Ratios/supplemental data
   Net assets, end of period (in millions) .........        $ 36.7          $ 37.6          $ 38.2          $ 33.8          $ 24.1
   Ratio of expenses to average net assets .........          1.54%           1.54%           1.54%           1.51%           1.51%
   Ratio of net investment income to
     average net assets ............................          2.96%           3.10%           3.08%           3.33%           3.68%
   Portfolio turnover rate .........................            22%             10%              8%              5%             13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .........          1.54%           1.54%           1.52%           1.50%           1.50%

                                                                                           Class Y
                                                                                      Year Ended March 31,
                                                            ----------------------------------------------------------------------
                                                             2006            2005            2004            2003            2002
                                                            ------          ------          ------          ------          ------
Net asset value, beginning of period ...............        $11.52          $11.84          $11.75          $11.28          $11.39
                                                            ------          ------          ------          ------          ------
Income (loss) from investment operations:
   Net investment income + .........................          0.46            0.48            0.48            0.50            0.52
   Net gain (loss) on securities (both
     realized and unrealized) ......................         (0.18)          (0.30)           0.09            0.47           (0.09)
                                                            ------          ------          ------          ------          ------
   Total from investment operations ................          0.28            0.18            0.57            0.97            0.43
                                                            ------          ------          ------          ------          ------
Less distributions (note 10):
   Dividends from net investment income ............         (0.45)          (0.48)          (0.48)          (0.50)          (0.54)
   Distributions from capital gains ................         (0.01)          (0.02)             --              --              --
                                                            ------          ------          ------          ------          ------
   Total distributions .............................         (0.46)          (0.50)          (0.48)          (0.50)          (0.54)
                                                            ------          ------          ------          ------          ------
Net asset value, end of period .....................        $11.34          $11.52          $11.84          $11.75          $11.28
                                                            ======          ======          ======          ======          ======
Total return (not reflecting sales charge) .........          2.48%           1.54%           4.97%           8.77%           3.80%
Ratios/supplemental data
   Net assets, end of period (in millions) .........        $ 18.5          $ 20.7          $ 23.5          $ 25.2          $ 19.3
   Ratio of expenses to average net assets .........          0.54%           0.54%           0.53%           0.51%           0.52%
   Ratio of net investment income to
     average net assets ............................          3.96%           4.09%           4.09%           4.33%           4.69%
   Portfolio turnover rate .........................            22%             10%              8%              5%             13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .........          0.54%           0.54%           0.52%           0.50%           0.50%


----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS(1)(2)

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
INTERESTED TRUSTEE(6)

Diana P. Herrmann       Trustee since          Vice Chair and Chief Executive Officer           12          None
New York, NY            2004, President        of Aquila Management Corporation,
(02/25/58)              since 1998 and         Founder of the Aquilasm Group of
                        Vice Chair since       Funds(7) and parent of Aquila Investment
                        2003                   Management LLC, Administrator, since
                                               2004, President and Chief Operating
                                               Officer since 1997, a Director since
                                               1984, Secretary since 1986 and
                                               previously its Executive Vice President,
                                               Senior Vice President or Vice President,
                                               1986-1997; Chief Executive Officer and
                                               Vice Chair since 2004 and President,
                                               Chief Operating Officer and Manager of
                                               the Administrator since 2003; Vice
                                               Chair, President, Executive Vice
                                               President or Senior Vice President of
                                               funds in the Aquilasm Group of Funds
                                               since 1986; Director of the Distributor
                                               since 1997; trustee, Reserve
                                               Money-Market Funds, 1999-2000 and
                                               Reserve Private Equity Series,
                                               1998-2000; Governor, Investment Company
                                               Institute and head of its Small Funds
                                               Committee since 2004; active in
                                               charitable and volunteer organizations.


NON-INTERESTED TRUSTEES

Theodore T. Mason       Chair of the           Executive Director, East Wind Power              8           Trustee, Pimco
New York, NY            Board of Trustees      Partners LTD since 1994 and Louisiana                        Advisors VIT.
(11/24/35)              since 2004 and         Power Partners, 1999-2003; Treasurer,
                        Trustee since 1984     Alumni Association of SUNY Maritime
                                               College since 2004 (President,
                                               2002-2003, First Vice President,
                                               2000-2001, Second Vice President,
                                               1998-2000) and director of the same
                                               organization since 1997; Director, STCM
                                               Management Company, Inc., 1973-2004;
                                               twice national officer of Naval Reserve
                                               Association, commanding officer of four
                                               naval reserve units and Captain, USNR
                                               (Ret); director, The Navy League of the
                                               United States New York Council since
                                               2002; trustee, The Maritime Industry
                                               Museum at Fort Schuyler, 2000-2004; and
                                               the Maritime College at Fort Schuyler
                                               Foundation, Inc. since 2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Thomas W. Courtney      Trustee                President, Courtney Associates,                  5           Chairman of the Board
Sewickley, PA           since 1984             Inc., a venture capital firm, since 1988.                    of Oppenheimer Quest
(08/17/33)                                                                                                  Value Funds Group,
                                                                                                            Oppenheimer Small Cap
                                                                                                            Value Fund,
                                                                                                            Oppenheimer Midcap
                                                                                                            Fund, and Oppenheimer
                                                                                                            Rochester Group of
                                                                                                            Funds; Chairman of
                                                                                                            the Board of Pimco
                                                                                                            Advisors VIT.

Stanley W. Hong         Trustee                President, Waste Management of Hawaii,           4           Trustee, Pacific
Honolulu, HI            since 1992             Inc. and Corporate Vice President -                          Capital Funds, which
(04/05/36)                                     Hawaii Area for Waste Management, Inc.,                      includes bond and
                                               2001-2005; Trustee, The King William                         other stock funds;
                                               Charles Lunalilo Trust Estate since                          First Insurance Co.
                                               2001; President and Chief Executive                          of Hawaii, Ltd.,
                                               Officer, The Chamber of Commerce of                          Lanihau Properties,
                                               Hawaii, 1996-2001; Director PBS - Hawaii                     Ltd., The Westye
                                               Foundation since 1998; Regent, Chaminade                     Group - West
                                               University of Honolulu since 1991;                           (Hawaii), Inc.
                                               Trustee, Heald College since 1998;
                                               Trustee, the Nature Conservancy of
                                               Hawaii since 1998; Trustee, Child and
                                               Family Service since 2005; Director, The
                                               East West Center Foundation since 2006;
                                               and a director of other corporate and
                                               community organizations.

Russell K. Okata        Trustee                Executive Director, Hawaii Government            4           Trustee, Pacific
Honolulu, HI            since 1992             Employees Association AFSCME Local 152,                      Capital Funds, which
(03/22/44)                                     AFL-CIO since 1981; International Vice                       includes 11 bond and
                                               President, American Federation of State,                     stock funds; Chairman,
                                               County and Municipal Employees, AFL-CIO                      Royal State Group
                                               since 1981; director of various civic                        (insurance).
                                               and charitable organizations.

Douglas Philpotts       Trustee                Retired; formerly director, Chairman of          4           Trustee, Pacific
Honolulu, HI            since 1992             the Board and President of Hawaiian                          Capital Funds, which
(11/21/31)                                     Trust Company, Limited; present or                           includes 11 bond and
                                               former director of various Hawaii-based                      stock funds.
                                               civic and charitable organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Oswald K. Stender       Trustee                Director, Hawaiian Electric Industries,          4           Trustee, Pacific
Honolulu, HI            since 1992             Inc., a public utility holding company,                      Capital Funds, which
(10/08/31)                                     1993-2004; trustee, the Bernice Pauahi                       includes 11 bond and
                                               Bishop Estate 1990-1999; trustee, Office                     stock funds;
                                               of Hawaiian Affairs and a member or                          director, Grace
                                               trustee of several community                                 Pacific Corporation,
                                               organizations.                                               an asphalt paving
                                                                                                            company, and ACE
                                                                                                            Trucking Inc.

OTHER INDIVIDUALS
CHAIRMAN EMERITUS(8)

Lacy B. Herrmann        Founder, Chairman      Founder and Chairman of the Board,               N/A         N/A
New York, NY            Emeritus since 2004,   Aquila Management Corporation, the
(05/12/29)              Trustee, 1984-2004,    sponsoring organization and parent of
                        and Chairman of the    the Manager or Administrator and/or
                        Board  of Trustees,    Adviser or Sub-Adviser to each fund of
                        1984-2003              the Aquilasm Group of Funds; Chairman of
                                               the Manager or Administrator and/or
                                               Adviser or Sub-Adviser to each since
                                               2004; Founder and Chairman Emeritus of
                                               each fund in the Aquilasm group of
                                               Funds. Previously Chairman and a Trustee
                                               of each fund in the Aquilasm Group of
                                               Funds since its establishment until 2004
                                               or 2005; Director of the Distributor
                                               since 1981 and formerly Vice President
                                               or Secretary, 1981-1998; Trustee
                                               Emeritus, Brown University and the
                                               Hopkins School; active in university,
                                               school and charitable organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
OFFICERS

Charles E.              Executive Vice         Executive Vice President of all funds in         N/A         N/A
Childs, III             President since        the Aquilasm Group of Funds and the
New York, NY            2003                   Administrator and the Administrator's
(04/01/57)                                     parent since 2003; formerly Senior Vice
                                               President, corporate development, Vice
                                               President, Assistant Vice President and
                                               Associate of the Administrator's parent
                                               since 1987; Senior Vice President, Vice
                                               President or Assistant Vice President of
                                               the Aquila Money-Market Funds,
                                               1988-2003.

Sherri Foster           Senior Vice            Senior Vice President, Hawaiian Tax-Free         N/A         N/A
Lahaina, HI             President since        Trust since 1993 and formerly Vice
(07/27/50)              1993                   President or Assistant Vice President;
                                               Vice President or Assistant Vice
                                               President of three Aquila Money-Market
                                               Funds; Registered Representative of the
                                               Distributor since 1985.

Stephen J. Caridi       Vice President         Vice President of the Distributor since          N/A         N/A
New York, NY            since 1998             1995; Vice President, Hawaiian Tax-Free
(05/06/61)                                     Trust since 1998; Senior Vice President,
                                               Narragansett Insured Tax-Free Income
                                               Fund since 1998, Vice President
                                               1996-1997; Senior Vice President,
                                               Tax-Free Fund of Colorado since 2004;
                                               Assistant Vice President, Tax-Free Fund
                                               For Utah since 1993.

Robert W. Anderson      Chief Compliance       Chief Compliance Officer of the Trust            N/A         N/A
New York, NY            Officer since 2004     and each of the other funds in the
(08/23/40)              and Assistant          Aquilasm Group of Funds, the
                        Secretary since        Administrator and the Distributor since
                        2000                   2004, Compliance Officer of the
                                               Administrator or its predecessor and
                                               current parent since 1998 and Assistant
                                               Secretary of the Aquilasm Group of Funds
                                               since 2000.

Joseph P. DiMaggio      Chief Financial        Chief Financial Officer of the Aquilasm          N/A         N/A
New York, NY            Officer since 2003     Group of Funds since 2003 and Treasurer
(11/06/56)              and Treasurer since    since 2000.
                        2000

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND              PRINCIPAL                                    COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Edward M. W. Hines      Secretary since        Partner, Hollyer Brady Barrett & Hines           N/A         N/A
New York, NY            1984                   LLP, legal counsel to the Trust, since
(12/16/39)                                     1989; Secretary of the Aquilasm Group of
                                               Funds.

John M. Herndon         Assistant Secretary    Assistant Secretary of the Aquilasm              N/A         N/A
New York, NY            since 1995             Group of Funds since 1995 and Vice
(12/17/39)                                     President of the three Aquila
                                               Money-Market Funds since 1990; Vice
                                               President of the Administrator or its
                                               predecessor and current parent since
                                               1990.

Lori A. Vindigni        Assistant Treasurer    Assistant Treasurer of the Aquilasm              N/A         N/A
New York, NY            since 2000             Group of Funds since 2000; Assistant
(11/02/66)                                     Vice President of the Administrator or
                                               its predecessor and current parent since
                                               1998; Fund Accountant for the Aquilasm
                                               Group of Funds, 1995-1998.

----------
(1)  The  Trust's  Statement  of  Additional   Information  includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 5, are called the "Aquilasm Group of Funds."

(8) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on October 1, 2005 and held for the year ended March 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED MARCH 31, 2006

                     ACTUAL
                 TOTAL RETURN      BEGINNING         ENDING           EXPENSES
                    WITHOUT         ACCOUNT          ACCOUNT        PAID DURING
                SALES CHARGES(1)     VALUE            VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              0.28%         $1,000.00        $1,002.80        $    3.65
--------------------------------------------------------------------------------
Class C             (0.12)%        $1,000.00        $  998.80        $    7.62
--------------------------------------------------------------------------------
Class Y              0.48%         $1,000.00        $1,004.80        $    2.65
--------------------------------------------------------------------------------
(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.53% AND 0.53% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED MARCH 31, 2006

                 HYPOTHETICAL
                  ANNUALIZED       BEGINNING         ENDING          EXPENSES
                     TOTAL          ACCOUNT          ACCOUNT       PAID DURING
                    RETURN           VALUE            VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A              5.00%         $1,000.00        $1,021.29        $    3.68
--------------------------------------------------------------------------------
Class C              5.00%         $1,000.00        $1,017.30        $    7.62
--------------------------------------------------------------------------------
Class Y              5.00%         $1,000.00        $1,022.29        $    2.65
--------------------------------------------------------------------------------
(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.53% AND 0.53% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

      For the fiscal year ended March 31, 2006, $27,503,747 of dividends paid by Hawaiian Tax-Free Trust, constituting 98.3% of total dividends paid during fiscal 2006, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; $459,045 of dividends paid by the Trust constituting 1.64% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2006, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2005 calendar year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                             HAWAIIAN TAX-FREE TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

Lacy B. Herrmann, Chairman Emeritus
AQUILA MANAGEMENT CORPORATION

ADMINISTRATOR

AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER

ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS

Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN

BANK ONE TRUST COMPANY, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $23,320 in 2005 and $18,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $8,279 and $3,000 in 2005 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

  (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 8, 2006


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 8, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 8, 2006

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 8, 2006




HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.